Unaudited Condensed Consolidated Statements of Changes in Stockholders’ Equity (Deficit) - USD ($)	Previously Reported Series Seed Preferred Stock	Previously Reported Series Seed-1 Preferred Stock	Previously Reported Series Seed-2 Preferred Stock	Previously Reported Series Seed-3 Preferred Stock	Previously Reported Common Stock	Previously Reported Additional Paid-in Capital	Previously Reported Subscription Receivable	Previously Reported Accumulated Deficit	Previously Reported	Series Seed Preferred Stock	Series Seed-1 Preferred Stock	Series Seed-2 Preferred Stock	Series Seed-3 Preferred Stock	Patricia Acquisition Corp Common Stock	Patricia Acquisition Corp Accumulated Deficit	Patricia Acquisition Corp	Common Stock	Additional Paid-in Capital	Subscription Receivable	Accumulated Deficit	Total
Balances Beginning at Dec. 31, 2020														$ 500	$ (18,062)	$ (17,562)
Balances Beginning (in Shares) at Dec. 31, 2020														5,000,000
Net loss															(54,627)	(54,627)
Balance Ending at Dec. 31, 2021	$ 283	$ 244	$ 209	$ 36	$ 711	$ 29,984,430		$ (21,665,518)	$ 8,320,395	$ 283	$ 244	$ 209	$ 36	$ 500	(72,689)	(72,189)	$ 711	$ 29,984,430		$ (21,665,518)	$ 8,320,395
Balance Ending (in Shares) at Dec. 31, 2021	2,834,033	2,440,411	2,088,696	357,836	7,111,123					2,834,033	2,440,411	2,088,696	357,836	5,000,000			7,111,123
Balances Beginning at Jan. 14, 2021
Issuance of founders’ stock					$ 354	4,046			4,400
Issuance of founders’ stock (in Shares)					3,535,400
Issuance of restricted common stock, net of repurchases					$ 357	4,289			4,646
Issuance of restricted common stock, net of repurchases (in Shares)					3,575,723
Issuance of Series Seed preferred stock	$ 283					10,999,715			10,999,998
Issuance of Series Seed preferred stock (in Shares)	2,834,033
Conversion of SAFEs into preferred stock		$ 244	$ 209	$ 36		18,967,666			18,968,155
Conversion of SAFEs into preferred stock (in Shares)		2,440,411	2,088,696	357,836
Stock-based compensation						8,714			8,714
Net loss								(21,665,518)	(21,665,518)												(21,665,518)
Balance Ending at Dec. 31, 2021	$ 283	$ 244	$ 209	$ 36	$ 711	29,984,430		(21,665,518)	8,320,395	$ 283	$ 244	$ 209	$ 36	$ 500	(72,689)	(72,189)	$ 711	29,984,430		(21,665,518)	8,320,395
Balance Ending (in Shares) at Dec. 31, 2021	2,834,033	2,440,411	2,088,696	357,836	7,111,123					2,834,033	2,440,411	2,088,696	357,836	5,000,000			7,111,123
Issuance of Series Seed preferred stock										$ 26								999,973			999,999
Issuance of Series Seed preferred stock (in Shares)										257,639
Restricted stock awards repurchased																	$ (22)	22
Restricted stock awards repurchased (in Shares)																	(217,588)
Stock-based compensation																		9,026			9,026
Warrants issued in connection with note payable																		49,000			49,000
Net loss															(7,888)	(7,888)				(3,942,145)	(3,942,145)
Balance Ending at Mar. 31, 2022										$ 309	$ 244	$ 209	$ 36	$ 500	(80,577)	(80,077)	$ 689	31,042,452		(25,607,663)	5,436,275
Balance Ending (in Shares) at Mar. 31, 2022										3,091,672	2,440,411	2,088,696	357,836	5,000,000			6,893,535
Balances Beginning at Dec. 31, 2021	$ 283	$ 244	$ 209	$ 36	$ 711	29,984,430		(21,665,518)	8,320,395	$ 283	$ 244	$ 209	$ 36	$ 500	(72,689)	(72,189)	$ 711	29,984,430		(21,665,518)	8,320,395
Balances Beginning (in Shares) at Dec. 31, 2021	2,834,033	2,440,411	2,088,696	357,836	7,111,123					2,834,033	2,440,411	2,088,696	357,836	5,000,000			7,111,123
Net loss																(27,078)
Balance Ending at Jun. 30, 2022										$ 309	$ 244	$ 209	$ 36	$ 500	(99,767)	(99,267)	$ 687	31,053,511		(30,907,678)	147,317
Balance Ending (in Shares) at Jun. 30, 2022										3,091,672	2,440,411	2,088,696	357,836	5,000,000			6,871,977
Balances Beginning at Dec. 31, 2021	$ 283	$ 244	$ 209	$ 36	$ 711	29,984,430		(21,665,518)	8,320,395	$ 283	$ 244	$ 209	$ 36	$ 500	(72,689)	(72,189)	$ 711	29,984,430		(21,665,518)	8,320,395
Balances Beginning (in Shares) at Dec. 31, 2021	2,834,033	2,440,411	2,088,696	357,836	7,111,123					2,834,033	2,440,411	2,088,696	357,836	5,000,000			7,111,123
Net loss																					(14,600,764)
Balance Ending at Sep. 30, 2022										$ 309	$ 244	$ 209	$ 36				$ 687	31,148,051		(36,266,283)	(5,116,747)
Balance Ending (in Shares) at Sep. 30, 2022										3,091,672	2,440,411	2,088,696	357,836				6,870,423
Balances Beginning at Dec. 31, 2021	$ 283	$ 244	$ 209	$ 36	$ 711	29,984,430		(21,665,518)	8,320,395	$ 283	$ 244	$ 209	$ 36	$ 500	(72,689)	(72,189)	$ 711	29,984,430		(21,665,518)	8,320,395
Balances Beginning (in Shares) at Dec. 31, 2021	2,834,033	2,440,411	2,088,696	357,836	7,111,123					2,834,033	2,440,411	2,088,696	357,836	5,000,000			7,111,123
Issuance of Series Seed preferred stock	$ 26					999,973			999,999
Issuance of Series Seed preferred stock (in Shares)	257,639
Restricted stock purchased with recourse notes						4,250	(165,719)		(161,469)
Restricted stock purchased with recourse notes (in Shares)					2,820
Restricted stock awards repurchased					$ (28)	28
Restricted stock awards repurchased (in Shares)					(287,591)
Stock-based compensation						195,056			195,056
Warrants issued in connection with note payable						49,000			49,000
Net loss								(21,855,127)	(21,855,127)						(51,354)	(51,354)					(21,855,127)
Balance Ending at Dec. 31, 2022	$ 309	$ 244	$ 209	$ 36	$ 683	31,232,737	(165,719)	(43,520,645)	(12,452,146)	$ 309	$ 244	$ 209	$ 36	$ 500	(124,043)	(123,543)	$ 683	31,232,737	(165,719)	(43,520,645)	(12,452,146)
Balance Ending (in Shares) at Dec. 31, 2022	3,091,672	2,440,411	2,088,696	357,836	6,826,352					3,091,672	2,440,411	2,088,696	357,836	5,000,000			6,826,352
Balances Beginning at Mar. 31, 2022										$ 309	$ 244	$ 209	$ 36	$ 500	(80,577)	(80,077)	$ 689	31,042,452		(25,607,663)	5,436,275
Balances Beginning (in Shares) at Mar. 31, 2022										3,091,672	2,440,411	2,088,696	357,836	5,000,000			6,893,535
Restricted stock awards repurchased																	$ (2)	2
Restricted stock awards repurchased (in Shares)																	(21,558)
Stock-based compensation																		11,057			11,057
Net loss															(19,190)	(19,190)				(5,300,015)	(5,300,015)
Balance Ending at Jun. 30, 2022										$ 309	$ 244	$ 209	$ 36	$ 500	(99,767)	(99,267)	$ 687	31,053,511		(30,907,678)	147,317
Balance Ending (in Shares) at Jun. 30, 2022										3,091,672	2,440,411	2,088,696	357,836	5,000,000			6,871,977
Restricted stock purchased with recourse notes																		817			817
Restricted stock awards repurchased
Restricted stock awards repurchased (in Shares)																	(1,554)
Stock-based compensation																		93,724	0		93,724
Net loss																				(5,358,605)	(5,358,605)
Balance Ending at Sep. 30, 2022										$ 309	$ 244	$ 209	$ 36				$ 687	31,148,051		(36,266,283)	(5,116,747)
Balance Ending (in Shares) at Sep. 30, 2022										3,091,672	2,440,411	2,088,696	357,836				6,870,423
Balances Beginning at Dec. 31, 2022	$ 309	$ 244	$ 209	$ 36	$ 683	31,232,737	(165,719)	(43,520,645)	(12,452,146)	$ 309	$ 244	$ 209	$ 36	$ 500	(124,043)	(123,543)	$ 683	31,232,737	(165,719)	(43,520,645)	(12,452,146)
Balances Beginning (in Shares) at Dec. 31, 2022	3,091,672	2,440,411	2,088,696	357,836	6,826,352					3,091,672	2,440,411	2,088,696	357,836	5,000,000			6,826,352
Restricted stock purchased with recourse notes																		3,436	(1,202)		2,234
Restricted stock purchased with recourse notes (in Shares)																	2,820
Restricted stock awards repurchased																	$ (24)	20			(4)
Restricted stock awards repurchased (in Shares)																	(238,625)
Stock-based compensation																		93,943			93,943
Net loss															(11,482)	(11,482)				(5,138,122)	(5,138,122)
Balance Ending at Mar. 31, 2023										$ 309	$ 244	$ 209	$ 36	$ 500	(135,525)	(135,025)	$ 659	31,330,136	(166,921)	(48,658,767)	(17,494,095)
Balance Ending (in Shares) at Mar. 31, 2023										3,091,672	2,440,411	2,088,696	357,836	5,000,000			6,590,547
Balances Beginning at Dec. 31, 2022	$ 309	$ 244	$ 209	$ 36	$ 683	31,232,737	(165,719)	(43,520,645)	(12,452,146)	$ 309	$ 244	$ 209	$ 36	$ 500	(124,043)	(123,543)	$ 683	31,232,737	(165,719)	(43,520,645)	(12,452,146)
Balances Beginning (in Shares) at Dec. 31, 2022	3,091,672	2,440,411	2,088,696	357,836	6,826,352					3,091,672	2,440,411	2,088,696	357,836	5,000,000			6,826,352
Net loss																(29,321)
Balance Ending at Jun. 30, 2023										$ 309	$ 244	$ 209	$ 36	$ 500	(153,364)	(152,864)	$ 653	31,440,504	(168,223)	(53,625,023)	(22,351,291)
Balance Ending (in Shares) at Jun. 30, 2023										3,091,672	2,440,411	2,088,696	357,836	5,000,000			6,530,392
Balances Beginning at Dec. 31, 2022	$ 309	$ 244	$ 209	$ 36	$ 683	$ 31,232,737	$ (165,719)	$ (43,520,645)	$ (12,452,146)	$ 309	$ 244	$ 209	$ 36	$ 500	(124,043)	(123,543)	$ 683	31,232,737	(165,719)	(43,520,645)	(12,452,146)
Balances Beginning (in Shares) at Dec. 31, 2022	3,091,672	2,440,411	2,088,696	357,836	6,826,352					3,091,672	2,440,411	2,088,696	357,836	5,000,000			6,826,352
Net loss																					(17,750,350)
Balance Ending at Sep. 30, 2023																	$ 2,436	63,805,874	(168,516)	(61,270,995)	2,368,799
Balance Ending (in Shares) at Sep. 30, 2023																	24,362,444
Balances Beginning at Mar. 31, 2023										$ 309	$ 244	$ 209	$ 36	$ 500	(135,525)	(135,025)	$ 659	31,330,136	(166,921)	(48,658,767)	(17,494,095)
Balances Beginning (in Shares) at Mar. 31, 2023										3,091,672	2,440,411	2,088,696	357,836	5,000,000			6,590,547
Restricted stock purchased with recourse notes																		3,433	(1,302)		2,131
Restricted stock purchased with recourse notes (in Shares)																	2,820
Restricted stock awards repurchased																	$ (6)	6
Restricted stock awards repurchased (in Shares)																	(62,975)
Stock-based compensation																		106,929			106,929
Net loss															(17,839)	(17,839)				(4,966,256)	(4,966,256)
Balance Ending at Jun. 30, 2023										$ 309	$ 244	$ 209	$ 36	$ 500	$ (153,364)	$ (152,864)	$ 653	31,440,504	(168,223)	(53,625,023)	(22,351,291)
Balance Ending (in Shares) at Jun. 30, 2023										3,091,672	2,440,411	2,088,696	357,836	5,000,000			6,530,392
Issuance of common stock pursuant to Merger																	$ 304	12,160,256			12,160,560
Issuance of common stock pursuant to Merger (in Shares)																	3,040,140
Conversion of convertible note and derivative into common stock in connection with Merger																	$ 94	3,751,781			3,751,875
Conversion of convertible note and derivative into common stock in connection with Merger (in Shares)																	937,961
Conversion of SAFEs into common stock in connection with Merger																	$ 437	17,489,967			17,490,404
Conversion of SAFEs into common stock in connection with Merger (in Shares)																	4,372,601
Conversion of preferred stock into common stock in connection with Merger										$ (309)	$ (244)	$ (209)	$ (36)				$ 798
Conversion of preferred stock into common stock in connection with Merger (in Shares)										(3,091,672)	(2,440,411)	(2,088,696)	(357,836)				7,978,616
Predecessor shares converted into common stock upon the Merger																	$ 150	(150)
Predecessor shares converted into common stock upon the Merger (in Shares)																	1,500,000
Restricted stock purchased with recourse notes																		3,433	(293)		3,140
Restricted stock purchased with recourse notes (in Shares)																	2,734
Warrants issued with convertible note																		991,000			991,000
Stock-based compensation																		103,385			103,385
Offering costs																		(2,134,302)			(2,134,302)
Net loss																				(7,645,972)	(7,645,972)
Balance Ending at Sep. 30, 2023																	$ 2,436	$ 63,805,874	$ (168,516)	$ (61,270,995)	$ 2,368,799
Balance Ending (in Shares) at Sep. 30, 2023																	24,362,444